As filed with the U.S. Securities and Exchange Commission on October 17, 2019

File Nos. 333-179904 and 811-22649

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 526	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 526	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SUM0703

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On November 15, 2019, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 526 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until November 15, 2019, the effectiveness of the registration statement for the iShares iBonds Dec 2023 AMT-Free Muni Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 173 on November 2, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
181	January 15, 2016	February 14, 2016
186	February 11, 2016	March 12, 2016
192	March 11, 2016	March 29, 2016
198	March 28, 2016	April 15, 2016
202	April 14, 2016	April 29, 2016
205	April 28, 2016	May 6, 2016
208	May 5, 2016	June 3, 2016
212	June 2, 2016	July 1, 2016
216	June 30, 2016	July 29, 2016
220	July 28, 2016	August 26, 2016
224	August 25, 2016	September 23, 2016
228	September 22, 2016	October 21, 2016
232	October 20, 2016	November 18, 2016
237	November 17, 2016	December 16, 2016
241	December 15, 2016	January 13, 2017
245	January 12, 2017	February 10, 2017
249	February 9, 2017	March 10, 2017
254	March 9, 2017	April 7, 2017
259	April 6, 2017	May 5, 2017
264	May 4, 2017	June 2, 2017
268	June 1, 2017	June 30, 2017
273	June 29, 2017	July 28, 2017
278	July 27, 2017	August 25, 2017
283	August 24, 2017	September 22, 2017
288	September 21, 2017	October 20, 2017
293	October 19, 2017	November 17, 2017
299	November 16, 2017	December 15, 2017
312	December 14, 2017	January 12, 2018
317	January 11, 2018	February 9, 2018
331	February 8, 2018	March 9, 2018
376	March 8, 2018	April 6, 2018
404	April 5, 2018	May 4, 2018
414	May 3, 2018	June 1, 2018
418	May 31, 2018	June 29, 2018
422	June 28, 2018	July 27, 2018
426	July 26, 2018	August 24, 2018
430	August 23, 2018	September 21, 2018
434	September 20, 2018	October 19, 2018
438	October 18, 2018	November 16, 2018
442	November 15, 2018	December 14, 2018
449	December 13, 2018	January 11, 2019
455	January 10, 2019	February 8, 2019
459	February 7, 2019	March 8, 2019
467	March 7, 2019	April 5, 2019
476	April 4, 2019	May 3, 2019
483	May 2, 2019	May 31, 2019
489	May 30, 2019	June 28, 2019
497	June 27, 2019	July 26, 2019
504	July 25, 2019	August 23, 2019
511	August 22, 2019	September 20, 2019
518	September 19, 2019	October 18, 2019

This Post-Effective Amendment No. 526 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 173.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 526 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 17th day of October, 2019.

iSHARES U.S. ETF TRUST

By:
Armando Senra*
President

Date: October 17, 2019

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 526 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: October 17, 2019

John E. Martinez*
Trustee

Date: October 17, 2019

Cecilia H. Herbert*
Trustee

Date: October 17, 2019

John E. Kerrigan*
Trustee

Date: October 17, 2019

Robert S. Kapito*
Trustee

Date: October 17, 2019

Madhav V. Rajan*
Trustee

Date: October 17, 2019

Jane D. Carlin*
Trustee

Date: October 17, 2019

Drew E. Lawton*
Trustee

Date: October 17, 2019

Richard L. Fagnani*
Trustee

Date: October 17, 2019

/s/ Neal J. Andrews
Neal J. Andrews*
Treasurer and Chief Financial Officer

Date: October 17, 2019

*By:	/s/ Neal J. Andrews
Neal J. Andrews
Attorney-in-fact

Date: October 17, 2019

*

Powers of Attorney, each dated September 13, 2019, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Neal J. Andrews are incorporated herein by reference to Post-Effective Amendment No. 515, filed September 19, 2019.